Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Preliminary Allocation of Acquisition Costs

The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$11,358
Goodwill	8,689
Site locations	30,554
Non-competition agreements	70
Customer lists and contracts	5,780
Other asset	1,913
Current liabilities	(528)

$57,836

The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$12,319
Goodwill	775
Site locations	8,147
Non-competition agreements	101
Customer lists and contracts	2,010
Other asset	356
Current liabilities	(211)

$23,497

The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$2,651
Goodwill	1,703
Site locations	2,434
Non-competition agreements	70
Customer lists and contracts	654
Other asset	8
Current liabilities	(817)

$6,703

Summary of Unaudited Pro Forma Financial Information

Summarized below are certain unaudited pro forma statements of operations data for the three and nine months ended September 30, 2012 and September 30, 2011 as if each of the above acquisitions and the acquisitions occurring in 2011, which were fully described in the 2011 Combined Form 10-K, had been consummated as of January 1, 2011. This pro forma information does not purport to represent what the Company’s results of operations actually would have been had such transactions occurred on the date specified or to project the Company’s results of operations for any future periods.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Pro forma net revenues	$306,504	$300,509	$883,621	$856,457

Pro forma net income applicable to common stock	$11,430	$4,024	$2,903	$2,011

Pro forma net income per common share—basic	$0.12	$0.04	$0.03	$0.02

Pro forma net income per common share—diluted	$0.12	$0.04	$0.03	$0.02

These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2011	2010
Net revenues	$1,135,802	$1,099,490
Net income (loss) applicable to common stock	$7,946	$(39,830)
Net loss per common share — basic	$0.09	$(0.43)
Net loss per common share — diluted	$0.09	$(0.43)

These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2010	2009
Net revenues	$1,092,916	$1,060,158
Net loss applicable to common stock	$(40,692)	$(59,407)
Net loss per common share — basic	$(0.44)	$(0.65)
Net loss per common share — diluted	$(0.44)	$(0.65)